Borrowings - Schedule of Long Term Loan from Bank (Details) - Jiangnan [Member]	Mar. 31, 2025 USD ($)
6/30/2025 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	$ 613,227
12/31/2025 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	800,639
6/30/2026 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	800,639
12/31/2026 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	802,017
6/30/2027 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	802,017
12/31/2027 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	802,017
6/30/2028 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	802,017
12/31/2028 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	802,017
6/30/2029 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	802,017
12/31/2029 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	$ 802,021